Cash flow information	12 Months Ended
Dec. 31, 2022
Cash flow information
Cash flow information

23. Cash flow information

Investment and financing transactions that do not involve cash.

	December	December	December
	31, 2022	31, 2021	31, 2020
Cash flow from investing activities
Acquisition of property, plant, and equipment by financing	138,834	19,818	32,491
Balance payable for acquisition of investment	(330,309)	185,412	77,072
	(191,475)	205,230	109,563

Cash flow from financing activities
Operational lease	32,590	22,851	526
Accumulated translation adjustment	(92,593)	16,624	8,755
Participation of non-controlling	(26,381)	(18,623)	5,289
Proposed dividends	(38,355)	(31,155)	—
Capital increase with AFAC	—	176,000	—
Capital increase with investment receipt	—	49,021	—
	(124,739)	214,718	14,570